CONSOLIDATED STATEMENTS OF EQUITY $ in Thousands	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] USD ($)	Accumulated Deficit [Member] CNY (¥)	Accumulated Deficit [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] CNY (¥)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Treasury Stock [Member] CNY (¥)	Treasury Stock [Member] USD ($)	Noncontrolling Interest [Member] CNY (¥)	Noncontrolling Interest [Member] USD ($)	CNY (¥)	USD ($)
Balance at Sep. 30, 2018			¥ 428,311,000		¥ (411,723,000)		¥ (22,136,000)		¥ (19,163,000)		¥ 1,363,000		¥ (23,348,000)
Balance (in shares) at Sep. 30, 2018 | shares	3,196,244	3,196,244
Net loss for the year	¥ 0		0		(62,120,000)		0		0		(3,533,000)		(65,653,000)
Retire and cancellation of common stock (in shares) | shares	0	0
Share-based compensation expense			12,188,000		0		0		0		0		12,188,000
Share-based compensation expense (in shares) | shares	207,800	207,800
Capital Contribution			0		0		0		0		9,379,000		9,379,000
Issuance of common shares			53,599,000		0		0		0		0		53,599,000
Issuance of common shares (in shares) | shares	1,397,680	1,397,680
Translation adjustments	¥ 0		0		0		(1,640,000)		0		0		(1,640,000)
Balance at Sep. 30, 2019			494,098,000		(473,843,000)		(23,776,000)		(19,163,000)		7,209,000		(15,475,000)
Balance (in shares) at Sep. 30, 2019 | shares	4,801,724	4,801,724
Net loss for the year			0		(85,261,000)		0		0		(17,581,000)		(102,842,000)
Share-based compensation expense			4,354,000						8,807,000				13,161,000
Share-based compensation expense (in shares) | shares	350,000	350,000
Capital Contribution	¥ 0		0		0		0		0		2,100,000		2,100,000
Issuance of common shares			16,223,000		0		0		0		0		16,223,000
Issuance of common shares (in shares) | shares	280,000	280,000
Translation adjustments	¥ 0		0		0		1,371,000		0		0		1,371,000
Balance at Sep. 30, 2020			514,675,000		(559,104,000)		(22,405,000)		(10,356,000)		(8,272,000)		(85,462,000)
Balance (in shares) at Sep. 30, 2020 | shares	5,431,724	5,431,724
Net loss for the year	¥ 0		0		(91,529,000)		0		0		(35,552,000)		(127,081,000)	$ (19,596)
Exercise of share options			745,000		0		0		0		0		745,000
Exercise of share options (in shares) | shares	21,930	21,930
Share-based compensation expense			6,729,000		0		0		4,223,000		0		10,952,000
Share-based compensation expense (in shares) | shares	0	0
Issuance of common shares			17,166,000		0		0		0		0		17,166,000
Issuance of common shares (in shares) | shares	319,440	319,440
Business disposal											(1,102,000)		(1,102,000)
Translation adjustments	¥ 0		0		0		(816,000)		0		0		(816,000)	(126)
Balance at Sep. 30, 2021		$ 0	¥ 539,315,000	$ 83,158	¥ (650,633,000)	$ (100,323)	¥ (23,221,000)	$ (3,581)	¥ (6,133,000)	$ (946)	¥ (44,926,000)	$ (6,927)	¥ (185,598,000)	$ (28,619)
Balance (in shares) at Sep. 30, 2021 | shares	5,773,094	5,773,094